Deposits - Composition of Deposits (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Banking and Thrift, Interest [Abstract]
Noninterest-bearing deposits	$ 137,743	$ 134,901
Interest-bearing deposits
Interest checking	134,491	115,108
Money market savings	148,014	117,619
Savings accounts	71,782	65,790
Time deposits	32,946	22,665
Total interest-bearing deposits	387,233	321,182
Total deposits	$ 524,976	$ 456,083